Pensions and Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pensions and Postretirement Benefit Plans [Abstract]
Pensions and Postretirement Benefit Plans

12. Pensions and Postretirement Benefit Plans

The Company and its subsidiaries maintain a number of defined benefit and defined contribution plans to provide retirement benefits for employees in the U.S., as well as employees outside the U.S. These plans are maintained and contributions are made in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), local statutory law or as determined by the board of directors. The defined benefit pension plans generally provide benefits based upon years of service and compensation. Pension plans are funded except for three domestic non-qualified defined benefit pension plans for certain key executives.

All qualified defined benefit pension plans for salaried employees have been closed to new participants and a number of plans, including some plans for hourly employees, have been frozen. Accordingly, these pension plans no longer accrue additional years of service or recognize future increases in compensation for benefit purposes. In addition, a number of pension plans are subject to a “soft” freeze which precludes new employees from entering the defined benefit pension plans.

The defined contribution plans generally provide retirement assets to employee participants based upon employer and employee contributions to the participant’s individual investment account. The Company also provides retiree medical insurance coverage to certain U.S. employees and a life insurance benefit to most U.S. employees. For salaried employees, the retiree medical and retiree insurance plans have been closed to new participants.

The following table provides the components of net periodic benefit cost for the pension plans and other benefit plans for the three months ended March 31, 2012 and 2011:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Service cost	$0.9	$0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2.0	1.6
Amortization of transition asset	(0.1)	(0.1)

Net periodic benefit cost for defined benefit plans	$2.9	$2.4

Defined contribution plan expense	$1.5	$1.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer pension plan expense	0.2	0.2

15. Pensions and Post-retirement Benefit Plans

The Company and its subsidiaries maintain a number of defined benefit and defined contribution plans to provide retirement benefits for employees in the U.S., as well as employees outside the U.S. These plans are maintained and contributions are made in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), local statutory law or as determined by the board of directors. The defined benefit pension plans generally provide benefits based upon years of service and compensation. Pension plans are funded except for three domestic non-qualified defined benefit pension plans for certain key executives.

All qualified defined benefit pension plans for salaried employees have been closed to new participants and a number of plans, including some plans for hourly employees, have been frozen. Accordingly, these pension plans no longer accrue additional years of service or recognize future increases in compensation for benefit purposes. In addition, a number of pension plans are subject to a “soft” freeze which precludes new employees from entering the defined benefit pension plans.

The defined contribution plans generally provide retirement assets to employee participants based upon employer and employee contributions to the participant’s individual investment account. The Company also provides retiree medical insurance coverage to certain U.S. employees and a life insurance benefit to most U.S. employees. For salaried employees, the retiree medical and retiree insurance plans have been closed to new participants.

Expense related to defined contribution plans totaled $4.8 million, $4.7 million and $2.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Expense related to contributions to multi-employer pension plans totaled $0.7 million for both of the years ended December 31, 2011 and 2010.

Net periodic pension costs for 2011, 2010 and 2009 were as follows:

	December 31,
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
(Dollars in millions)
Components of net periodic benefit cost:
Service cost	$3.3	$3.1	$2.8	$0.2	$0.2	$0.2
Interest cost	11.1	11.4	10.8	0.6	0.7	0.8
Expected return on plan assets	(11.0)	(9.9)	(8.5)	0.0	0.0	0.0
Amortization of prior service cost	0.1	0.2	0.2	(0.1)	(0.1)	(0.3)
Amortization of net loss	6.3	5.2	6.3	0.0	0.0	0.0
Amortization of transition asset	(0.3)	(0.3)	(0.3)	0.0	0.0	0.0
Settlements and curtailments	0.2	0.5	0.0	0.0	0.0	0.0

Net periodic benefit cost	$9.7	$10.2	$11.3	$0.7	$0.8	$0.7

Net periodic pension cost (benefit) that is expected to be recognized from the amortization of prior service cost, net loss and transition asset is estimated to total $0.1 million, $8.1 million and $(0.3) million, respectively, for all plans in 2012.

The change in the funded status of the pension and postretirement plans as of December 31, 2011 and December 31, 2010 is as follows:

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
(Dollars in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$215.9	$201.9	$12.8	$13.6
Service cost	3.3	3.1	0.1	0.2
Interest cost	11.2	11.4	0.6	0.7
Plan participants’ contributions	0.2	0.2	0.0	0.0
Actuarial losses (gains)	20.2	12.9	(0.5)	(0.5)
Settlements	(0.8)	(2.4)	0.0	0.0
Curtailments	0.0	(1.1)	0.0	0.0
Currency translation	(0.3)	(0.7)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Benefit obligation at end of year	239.5	215.9	12.5	12.8

Change in plan assets:
Fair value of plan assets at beginning of year	141.6	132.8	0.0	0.0
Actual return on plan assets	0.1	14.3	0.0	0.0
Employer contribution	15.9	6.3	0.5	1.2
Plan participants’ contributions	0.2	0.2	0.0	0.0
Settlements	(0.8)	(2.4)	0.0	0.0
Currency translation	(0.2)	(0.2)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Fair value of plan assets at end of year	146.6	141.6	0.0	0.0

Funded status of the plan	$(92.9)	$(74.3)	$(12.5)	$(12.8)

Amounts recognized in the balance sheet consist of:
Noncurrent assets	$0.3	$0.9	$0.0	$0.0
Current liabilities	0.7	0.6	1.0	1.3
Noncurrent liabilities	92.5	74.6	11.5	11.5

Pension plans with benefit obligations in excess of plan assets:
Benefit obligation	$231.5	$208.1
Fair value of plan assets	138.3	132.9

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$224.1	$201.6
Fair value of plan assets	138.3	132.9

The measurement date for the U.S., Australian and United Kingdom pension and postretirement assets and obligations is December 31 for each respective year.

The accumulated benefit obligation for all defined benefit pension plans as of December 31, 2011 and 2010 was $231.5 million and $209.4 million, respectively.

Expected Contributions for the 2012 Fiscal Year

The expected contributions by the Company for 2012 are estimated to be $12.9 million for pension plans and $1.0 million for other benefit plans.

Projected Benefit Payments

Benefit payments for pension benefits, which are primarily funded by the pension plan assets, and other benefits, which are funded by general corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows:

	Pension Benefits	Other Benefits
(Dollars in millions)
2012	$12.1	$1.0
2013	10.8	0.9
2014	11.6	0.9
2015	11.9	0.9
2016	13.1	0.9
2017 – 2021	72.0	4.6

Weighted-Average Assumptions as of December 31

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Discount rate	4.55%	5.28%	4.37%	5.09%
Expected return on plan assets	7.68	7.65
Rate of compensation increase	3.09	3.10
Initial medical trend rate			7.80	8.00

Basis for the Selection of the Long-Term Rate of Return on Assets

The long-term rate of return on assets assumption was determined by using the plan’s asset allocation as described in the plan’s investment policy and modeling a distribution of compound average returns over a 20-year time horizon. The model uses asset class return, variance, and correlation assumptions to produce the expected return. The return assumptions used forward looking gross returns influenced by the current bond yields, corporate bond spreads and equity risk premiums based on current market conditions.

In general, the long-term rate of return is the sum of the portion of total assets in each asset class multiplied by the expected return for that class, adjusted for expected expenses to be paid from the assets. To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. This resulted in the selection of the 7.68 percent long-term rate of return on assets assumption.

Investment Strategy

The weighted average asset allocation for the Company’s pension plans at December 31 by asset category is as follows:

	December 31,
	2011	2010
Equity securities	64%	67%
Debt securities	30	27
Other	6	6

	100%	100%

The Company’s investment strategy for its pension plans is to maintain an adequate level of diversification, to reduce interest rate and market risk and to provide adequate liquidity to meet immediate and future benefit payment requirements. The Company’s overall investment strategy is to achieve a mix of growth seeking assets, principally U.S. and international public company equity securities and income generating assets, principally debt securities, real estate and cash. Currently, the Company targets an allocation of 50 percent to 75 percent growth seeking assets and 25 percent to 50 percent income generating assets. The Company utilizes investment managers to assist in identifying and monitoring investments that meet these allocation criteria.

The investment valuation policy of the Company is to value investments at fair value. Most of the assets are invested in pooled or commingled investment vehicles. The Company’s interest in these investment vehicles is expressed as a unit of account with a value per unit that is the result of the accumulated values of the underlying investments. Equity securities held within these investment vehicles are typically priced on a daily basis using the closing market price from the exchange the security is traded. Debt securities held within these investment vehicles are typically priced on a daily basis by independent pricing services. The fair value of real estate investments are either priced through a listing on an exchange or are subject to periodic appraisals.

The pension assets are all substantially held in pooled or commingled investment vehicles. The following table sets forth by level, the Company’s pension plan assets at fair value, within the fair value hierarchy, as of December 31, 2011 and December 31, 2010:

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$71.8	$0.0	$71.8
International equity securities	0.0	22.6	0.0	22.6
U.S. debt securities	0.0	22.0	0.0	22.0
International debt securities	0.0	22.4	0.0	22.4
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.2	0.0	6.2

	$0.0	$146.6	$0.0	$146.6

	As of December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$70.3	$0.0	$70.3
International equity securities	0.0	25.3	0.0	25.3
U.S. debt securities	0.0	18.5	0.0	18.5
International debt securities	0.0	19.3	0.0	19.3
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.6	0.0	6.6

	$0.0	$141.6	$0.0	$141.6

Health Care Cost Trend Rates

The 2011 initial health care cost trend rate is assumed to be eight percent and is assumed to decrease gradually to 4.5 percent in 2027 and remain at that level thereafter. The assumed health care cost trend rate has a significant effect on the amounts reported for other postretirement benefit liability. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
(Dollars in millions)
Increase (decrease) from change in health care cost trend rates:
Postretirement benefit expense	$0.0	$0.0
Postretirement benefit liability	0.3	(0.3)

Incentive Plan

The Company has short-term management incentive plans that pay cash bonuses if certain Company performance and individual goals are met. The charge to operating expense for these plans was $5.6 million in 2011, $5.0 million in 2010 and $4.5 million in 2009.